Document and Entity Information	Sep. 15, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001690012
Document Type	8-K
Document Period End Date	Sep. 15, 2021
Entity Registrant Name	INPOINT COMMERCIAL REAL ESTATE INCOME, INC.
Entity Incorporation State Country Code	MD
Entity File Number	000-55782
Entity Tax Identification Number	32-0506267
Entity Address, Address Line One	2901 Butterfield Road Oak
Entity Address, City or Town	Brook
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60523
City Area Code	(800)
Local Phone Number	826-8228
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true